Cover	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2026
Entity Registrant Name	CapsoVision, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42705
Entity Address, Address Line One	18805 Cox Avenue
Entity Address, Address Line Two	Suite 250
Entity Tax Identification Number	20-3369494
Entity Address, City or Town	Saratoga
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95070
City Area Code	(408)
Local Phone Number	624-1488
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, $0.001 par value per share
Trading Symbol	CV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001378325